INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other receivables (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Current
Taxes	$ 2,417,921	$ 2,205,342
Prepayments to suppliers	2,373,254	379,914
Reimbursements over exports	29,083	29,077
Prepaid expenses and other receivables	275,658	128,650
Loans receivable	230,000	230,000
Miscellaneous	42,550	49,441
Other receivables	7,789,873	4,770,672
Non-current
Taxes	413,615	328,701
Reimbursements over exports	1,492,547	1,293,958
Miscellaneous		80,914
Other receivables	1,906,162	1,703,573
Shareholders and other other related parties
Current
Prepayments to suppliers		81,737
Other receivables	1,759	2,102
Parent company
Current
Other receivables	815,770	102,069
Joint ventures and associates
Current
Other receivables	$ 1,603,878	$ 1,562,340